Submission	Oct. 15, 2026
Submission [Line Items]
Central Index Key	0002143850
Registrant Name	CITY THERAPEUTICS, INC.
Registration File Number	333-299117
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES